Condensed Financial Information of the Parent Company - Schedule of Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	¥ 1,884,956	$ 274,153	¥ 3,409,451	¥ 1,088,227
Net cash used in investing activities	(1,447,013)	(210,460)	(2,450,800)	(684,112)
Net cash provided by (used in) financing activities	530,097	77,100	2,132,933	438,701
Cash, cash equivalents and restricted cash-beginning of year	1,891,131
Cash, cash equivalents and restricted cash-end of year	1,616,164	235,061	1,891,131
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	12,111	1,761	(12,178)	40
Net cash used in investing activities	(69,660)	(10,132)	(720,259)
Net cash provided by (used in) financing activities	(438,253)	(63,741)	1,677,222
Effect of exchange rate changes on cash, cash equivalents and restricted cash	22,098	3,215	(13,447)
Net increase (decrease) in cash, cash equivalents and restricted cash	(473,704)	(68,897)	931,338	40
Cash, cash equivalents and restricted cash-beginning of year	934,758	135,955	3,420	3,380
Cash, cash equivalents and restricted cash-end of year	¥ 461,054	$ 67,058	¥ 934,758	¥ 3,420